Income Taxes (Details) - Schedule of income tax expenses - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Income Tax Expenses Abstract
Current income tax provision
Deferred income tax provision	328,146	(192,683)	(101,722)
Total income tax expense (benefit)	$ 328,146	$ (192,683)	$ (101,722)